Annual Notice of Securities Sold Pursuant to Rule 24F-2

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

Separate Account VUL-A
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499

2.	Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ X ]

3.	Investment Company Act File Number:

811-9115

Securities Act File Number:

333-86231

4.(a)       Last date of fiscal year for which this Form is filed:

December 31, 2018

4.(b)[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

4.(c)[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)        Aggregate sale price of securities sold during the fiscal year pursuant to section
24(f):
$            0

(ii)        Aggregate price of securities redeemed or repurchased during the fiscal year:
$            418,037.13

(iii)        Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$            5,596,666.28

(iv)        Total available redemption credit [add Items 5(ii) and 5(iii)]:
$            6,014,703.41

(v)        Net sales – if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]
$            0

(vi)        Redemption credits available for use in future years – if Item 5(i) is less than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$            (6,014,703.41)

(vii)        Multiplier for determining registration fee (See Instruction C.9)
:  x .0001212

(viii)        Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):
 = $            0

6.                Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:  _____.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:  ______.

7.                Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
 + $____0______

8.                Total of the amount of the registration fee due plus any interest due [line 5(viii) plus
Line 7]:  =
$        0

9.                Date the registration fee and any interest payment were sent to the Commission’s lockbox depository:

Method of delivery:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)                                       /s/ Eric J. Martin
Name: Eric J. Martin
Title: Assistant Treasurer, Controller and Senior Vice President

Date:  3/21/2019